Aquisition	12 Months Ended
Sep. 30, 2025
Aquisition [Abstract]
AQUISITION

Note 4 — AQUISITION

On April 10, 2023, the Company signed a Share Purchase Agreement (“Wenzhou SPA”) to purchase 100% equity interest of Zhejiang Oulong from a third party and Ms. Zhao Dongfang, a small shareholder of the Company. Pursuant to the Wenzhou SPA, the total consideration is $5,000,000, which will be paid in three installments. On March 1, 2024, all parties agreed to amend the consideration to $6,068,268 (RMB43.2 million). As of September 30, 2024, the Company has paid $5,439,127 (RMB38,721,142). As of September 30, 2025, the Company has totally paid $5,860,534 (RMB41,721,142). On December 15, 2025, all parties agreed to pay the remaining balance before June 30, 2026. The transaction was closed on July 30, 2025. Also, balance of $5,619 (RMB40,000) due to Zhejiang Oulong was settled in the acquisition and accounted towards consideration.

The following table summarizes the fair value of the identifiable assets and liabilities acquired:

Amount
Total consideration for step acquisition	$6,062,649

Assets acquired and liabilities assumed:
Cash acquired	628
Other current assets	281,971
Property and equipment, net	1,559,862
Intangible assets, net	785,223
Current liabilities	(289,799)
Deferred tax liabilities	(234,070)
Total net assets acquired	2,103,815
Goodwill	$3,958,834

The intangible assets are mainly attributable to customized technology for water transportation equipment, which are amortized 10 years.